Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transactions With Investees [Abstract]
Purchased from related parties	¥ 2,500	$ 346	¥ 2,600	¥ 2,200
Related Party
Related Party Transactions With Others [Abstract]
Sales to related parties	¥ 2,728	$ 374	2,699	2,243
Related Party C | Related Party
Related Party Transactions With Others [Abstract]
Sales to related parties			¥ 1,800	¥ 2,200